Introduction - Foreign exchange rates (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Bolivia
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	6,910	6,910
Change %	0
Average foreign exchange rate	6,910	6,910	6,910
Change %	0
Colombia
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	4,810,000	3,981,000
Change %	(0.172)
Average foreign exchange rate	4,254,000	3,756,000	3,695,000
Change %	(0.117)
Costa Rica
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	602,000	645,000
Change %	0.072
Average foreign exchange rate	650,000	625,000	590,000
Change %	(0.038)
Guatemala
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	7,850	7,720
Change %	(0.017)
Average foreign exchange rate	7,750	7,740	7,730
Change %	(0.002)
Honduras
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	24,660	24,430
Change %	(0.009)
Average foreign exchange rate	24,560	24,120	24,650
Change %	(0.018)
Luxembourg
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	930	880
Change %	(0.059)
Average foreign exchange rate	950	850	870
Change %	(0.106)
Nicaragua
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	36,230	35,520
Change %	(0.020)
Average foreign exchange rate	35,870	35,170	34,340
Change %	(0.020)
Paraguay
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	7,346,000	6,886,000
Change %	(0.063)
Average foreign exchange rate	7,008,000	6,790,000	6,758,000
Change %	(0.031)
Sweden
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	10,430	9,050.00
Change %	(0.132)
Average foreign exchange rate	10,070.00	8,590	9,160
Change %	(0.147)
United Kingdom
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	830	740
Change %	(0.107)
Average foreign exchange rate	810	730	770
Change %	(0.099)
Panama
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	1